Defined contribution plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Defined contribution plans
Schedule of total contributions to the plans

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Contributions	$325	$326	$642	$855

(in thousands)	2011	2010	2009
Contributions	$1,651	$1,201	$1,099